Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Futures contracts | Purchases | Others
Derivative financial instruments
Notional amounts	R$ 300,160	R$ 163,224
Asset/(liability)	257	162
Futures contracts | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	53,491,092	48,376,597
Asset/(liability)	3,174	1,243
Futures contracts | Sales | Others
Derivative financial instruments
Notional amounts	288,801	113,772
Asset/(liability)	(239)	(114)
Futures contracts | Sales | In foreign currency
Derivative financial instruments
Notional amounts	65,531,388	67,238,635
Asset/(liability)	(1,911)	(1,003)
Futures contracts | Interest rate futures | Purchases
Derivative financial instruments
Notional amounts	183,952,954	96,081,180
Asset/(liability)	8,902	3,586
Futures contracts | Interest rate futures | Sales
Derivative financial instruments
Notional amounts	129,207,143	132,837,699
Asset/(liability)	(19,133)	(154,188)
Options | Purchases | Interest rates
Derivative financial instruments
Notional amounts	37,543,735	10,663,668
Asset/(liability)	560,812	101,214
Options | Purchases | Others
Derivative financial instruments
Notional amounts	830,352	443,443
Asset/(liability)	51,704	34,013
Options | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	15,102,480	7,335,027
Asset/(liability)	898,751	605,028
Options | Sales | Interest rates
Derivative financial instruments
Notional amounts	37,032,836	9,616,129
Asset/(liability)	(1,031,343)	(535,748)
Options | Sales | Others
Derivative financial instruments
Notional amounts	723,729	228,141
Asset/(liability)	(42,140)	(20,188)
Options | Sales | In foreign currency
Derivative financial instruments
Notional amounts	11,637,761	10,274,094
Asset/(liability)	(571,867)	(409,587)
Forward operations | Purchases | Interest rates
Derivative financial instruments
Notional amounts	213,196	0
Asset/(liability)	15,577	0
Forward operations | Purchases | Others
Derivative financial instruments
Notional amounts	896,288	114,020
Asset/(liability)	580,566	497,987
Forward operations | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	12,488,149	10,372,477
Asset/(liability)	135,002	218,019
Forward operations | Sales | Others
Derivative financial instruments
Notional amounts	603,890	635,522
Asset/(liability)	23,990	(147,138)
Forward operations | Sales | In foreign currency
Derivative financial instruments
Notional amounts	18,609,950	14,947,271
Asset/(liability)	(188,372)	(358,995)
Swap contracts | Currency swaps | Liability position
Derivative financial instruments
Notional amounts	23,368,049	14,288,568
Asset/(liability)	(3,725,826)	(1,618,035)
Swap contracts | Interest rate swaps | Liability position
Derivative financial instruments
Notional amounts	32,737,145	31,454,647
Asset/(liability)	(10,250,643)	(11,030,003)
Swap contracts | Asset position | Currency swaps
Derivative financial instruments
Notional amounts	15,551,428	6,161,641
Asset/(liability)	1,758,178	1,340,538
Swap contracts | Asset position | Interest rate swaps
Derivative financial instruments
Notional amounts	57,751,559	56,636,856
Asset/(liability)	R$ 10,413,068	R$ 11,065,095